Financial Instruments - Fair Value Measurements on a Recurring and Non-recurring Basis (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Key inputs used in investor option liability valuation
Impairment on the acquired intangible assets	$ 0		$ 0
Goodwill impairment		$ 10,554,000
Guarantee liabilities
Balance at the beginning of year	10,952,000	10,143,000
Provision at the inception of new loans	70,120,000	39,291,000
Payment for the guarantee	(34,507,000)	(37,082,000)
Subsequent adjustments to the provisions	(2,452,000)	(792,000)
Foreign exchange impacts	(436,000)	(608,000)
Balance at the end of the year	$ 43,677,000	10,952,000	10,143,000
Minimum
Guarantee liabilities
Expected net accumulative expected loss rates (as a percent)	3.20%
Maximum
Guarantee liabilities
Expected net accumulative expected loss rates (as a percent)	3.70%
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment charge for equity securities investments			1,300,000
Non-recurring
Key inputs used in investor option liability valuation
Impairment on the acquired intangible assets	$ 0	12,700,000	0
Impairment on the remaining balance of investments	215,900,000	15,500,000
Goodwill impairment	0	10,600,000	0
Non-recurring | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Impairment charges under cost method and equity method investments			$ 120,800,000
Impairment charge recognized for those investments without readily determinable fair values and equity method investments	$ 321,400,000	$ 61,000,000.0
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Minimum | Discounted cash flow model
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	12
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Maximum | Discounted cash flow model
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	23